Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2019

M23-QTLY-0519
1.958063.105

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Alabama - 1.6%
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/23	500,000	552,370
Arizona - 4.9%
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/23 (a)	200,000	224,858
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	347,282
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	282,738
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	$450,000	$508,928
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,738

TOTAL ARIZONA		1,646,544

California - 1.6%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	135,211
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	179,826
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	222,718

TOTAL CALIFORNIA		537,755

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	226,326
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	113,854

TOTAL COLORADO		340,180

Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2018 C, 5% 6/15/23	200,000	224,386
Series 2019 A, 5% 4/15/23 (a)	200,000	223,424
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2011 A, 4% 7/1/23	65,000	67,616
Series K1, 5% 7/1/23	500,000	552,730
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,201

TOTAL CONNECTICUT		1,179,357

Florida - 8.1%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	283,175
Series 2015 B, 5% 7/1/23	45,000	50,972
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	563,725
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	560,890
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	218,560
Series 2014 B, 5% 7/1/23	90,000	101,825
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,738
Series 2015 D, 5% 2/1/23	650,000	726,369
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,988

TOTAL FLORIDA		2,703,242

Georgia - 1.6%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	300,000	303,333
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	232,237

TOTAL GEORGIA		535,570

Illinois - 17.0%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	444,344
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (c)	200,000	221,942
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	555,380
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	560,900
Series 2019, 5% 4/1/23	500,000	561,155
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	318,423
Series 2014, 5% 2/1/23	250,000	268,138
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	567,120
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,858
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	886,696
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	553,465
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	22,231
Series 2002:
5.7% 6/15/23	45,000	50,571
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,349
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	559,400

TOTAL ILLINOIS		5,713,972

Indiana - 2.5%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	283,250
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (c)	500,000	553,520

TOTAL INDIANA		836,770

Louisiana - 1.8%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	598,325
Massachusetts - 3.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	58,055
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	257,614
Series 2019 A, 5% 7/1/23	200,000	223,926
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	500,000	565,035

TOTAL MASSACHUSETTS		1,104,630

Michigan - 5.1%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,553
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	437,837
Milan Area Schools Series 2019, 5% 5/1/23	590,000	663,520
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	565,250

TOTAL MICHIGAN		1,723,160

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	278,980
Nevada - 5.0%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (c)	1,000,000	1,119,193
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	124,123
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	427,413

TOTAL NEVADA		1,670,729

New Jersey - 6.8%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	277,575
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	601,981
Series 2015 XX, 5% 6/15/23	250,000	275,173
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	112,658
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	226,716
Series 2013, 5% 7/1/23	200,000	226,716
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	266,491
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	283,578

TOTAL NEW JERSEY		2,270,888

New York - 5.3%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	114,196
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	392,476
Series 2014 B, 5% 7/1/23	285,000	319,588
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	598,720
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	340,470

TOTAL NEW YORK		1,765,450

Ohio - 6.7%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	558,505
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	440,108
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	500,000	560,725
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,200
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	563,240

TOTAL OHIO		2,233,778

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	262,585
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (c)	250,000	280,125

TOTAL OREGON		542,710

Pennsylvania - 5.0%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	350,110
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	282,225
Series 2014, 5% 7/1/23	500,000	568,110
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,622
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	377,801

TOTAL PENNSYLVANIA		1,691,868

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	279,415
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	169,709
Tennessee - 1.6%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	500,000	528,840
Texas - 4.4%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	282,800
Series 2015 D, 5% 5/15/23	500,000	565,600
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	336,261
Series 2015 B, 5% 1/1/23	250,000	280,218

TOTAL TEXAS		1,464,879

Virginia - 0.7%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,760
Washington - 4.5%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (c)	250,000	279,583
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	300,000	335,004
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	328,614
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	148,125
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	426,284

TOTAL WASHINGTON		1,517,610

Wisconsin - 3.2%
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	560,680
Series 2018, 5% 4/1/23	450,000	507,636

TOTAL WISCONSIN		1,068,316

TOTAL MUNICIPAL BONDS
(Cost $32,427,436)		33,177,807
	Shares	Value

Money Market Funds - 1.8%
Fidelity Municipal Cash Central Fund, 1.50% (d)
(Cost $600,000)	599,940	600,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $33,027,436)		33,777,807
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(239,588)
NET ASSETS - 100%		$33,538,219

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,720
Total	$1,720

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.